Long-Term Employee Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Compensation Related Costs [Abstract]
Deferred compensation plan, interest cost	$ 2.5	$ 1.9	$ 5.3
Deferred compensation plan for executives and outside directors, established January 1, 2003 [Member]
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	23.6	24.2
EICP Accrued salaries, wages and employee benefits	0.9	1.5
Funds held in grantor's rabbi trust	27.1	26.0
Deferred compensation plan for executives, prior to January 1, 2003 [Member]
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	32.2	35.1
EICP Accrued salaries, wages and employee benefits	$ 4.5	$ 3.8